BB&T GROWTH AND INCOME FUND INCEPTION 6/3/1997
PERFORMANCE OVERVIEW 6/3/1997 - 12/31/02
GROWTH OF A $10,000 INVESTMENT

[CHART]

             BB&T GROWTH AND INCOME FUND
            12/31/1997         11,996.39
            12/31/1998         13,599.26
            12/31/1999         13,076.15
            12/31/2000         14,180.66
            12/31/2001         14,203.08
            12/31/2002         11,413.14

        S&P 500 INDEX                  RUSSELL 1000 VALUE INDEX
       May-97   10,000                      May-97   10,000
       Jun-97   10,445                      Jun-97   10,429
       Jul-97   11,275                      Jul-97   11,214
       Aug-97   10,644                      Aug-97   10,814
       Sep-97   11,227                      Sep-97   11,468
       Oct-97   10,852                      Oct-97   11,147
       Nov-97   11,354                      Nov-97   11,640
       Dec-97   11,549                      Dec-97   11,980
       Jan-98   11,677                      Jan-98   11,810
       Feb-98   12,518                      Feb-98   12,605
       Mar-98   13,159                      Mar-98   13,376
       Apr-98   13,294                      Apr-98   13,466
       May-98   13,066                      May-98   13,266
       Jun-98   13,596                      Jun-98   13,436
       Jul-98   13,452                      Jul-98   13,199
       Aug-98   11,509                      Aug-98   11,235
       Sep-98   12,247                      Sep-98   11,880
       Oct-98   13,241                      Oct-98   12,800
       Nov-98   14,043                      Nov-98   13,396
       Dec-98   14,852                      Dec-98   13,852
       Jan-99   15,473                      Jan-99   13,963
       Feb-99   14,992                      Feb-99   13,766
       Mar-99   15,592                      Mar-99   14,051
       Apr-99   16,196                      Apr-99   15,363
       May-99   15,813                      May-99   15,194
       Jun-99   16,689                      Jun-99   15,635
       Jul-99   16,170                      Jul-99   15,177
       Aug-99   16,090                      Aug-99   14,614
       Sep-99   15,649                      Sep-99   14,103
       Oct-99   16,639                      Oct-99   14,915
       Nov-99   16,977                      Nov-99   14,799
       Dec-99   17,976                      Dec-99   14,870
       Jan-00   17,073                      Jan-00   14,385
       Feb-00   16,750                      Feb-00   13,316
       Mar-00   18,388                      Mar-00   14,941
       Apr-00   17,835                      Apr-00   14,767
       May-00   17,469                      May-00   14,923
       Jun-00   17,899                      Jun-00   14,241
       Jul-00   17,620                      Jul-00   14,419
       Aug-00   18,713                      Aug-00   15,221
       Sep-00   17,726                      Sep-00   15,361
       Oct-00   17,650                      Oct-00   15,738
       Nov-00   16,260                      Nov-00   15,154
       Dec-00   16,340                      Dec-00   15,913
       Jan-01   16,919                      Jan-01   15,974
       Feb-01   15,377                      Feb-01   15,530
       Mar-01   14,404                      Mar-01   14,981
       Apr-01   15,522                      Apr-01   15,716
       May-01   15,626                      May-01   16,069
       Jun-01   15,246                      Jun-01   15,712
       Jul-01   15,096                      Jul-01   15,679
       Aug-01   14,152                      Aug-01   15,051
       Sep-01   13,009                      Sep-01   13,992
       Oct-01   13,257                      Oct-01   13,871
       Nov-01   14,274                      Nov-01   14,678
       Dec-01   14,399                      Dec-01   15,023
       Jan-02   14,189                      Jan-02   14,908
       Feb-02   13,916                      Feb-02   14,932
       Mar-02   14,439                      Mar-02   15,638
       Apr-02   13,564                      Apr-02   15,102
       May-02   13,464                      May-02   15,177
       Jun-02   12,506                      Jun-02   14,306
       Jul-02   11,531                      Jul-02   12,976
       Aug-02   11,607                      Aug-02   13,074
       Sep-02   10,346                      Sep-02   11,620
       Oct-02   11,256                      Oct-02   12,481
       Nov-02   11,918                      Nov-02   13,267
       Dec-02   11,218                      Dec-02   12,691


BB&T GROWTH AND INCOME FUND          S&P 500 INDEX
$10,000 starting value               $10,000 starting value
$11,413 ending value                 $11,218 ending value

RUSSELL 1000 VALUE INDEX
$10,000 starting value
$12,691 ending value

PORTFOLIO MANAGER
RICK B.JONES, CFA
Senior Vice President - Director, Value Equities
BB&T Asset Management, Inc.

AVERAGE ANNUAL RETURNS (INCEPTION 6/3/97)

                      1 YEAR     5 YEAR      SINCE INCEPTION
BB&T Growth
and Income Fund       -19.64%    -0.99%      2.40%

Russell 1000
Value Index           -15.52%     1.16%      4.36%

THE CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE BB&T GROWTH AND INCOME FUND. (THE RETURNS INCLUDE THE FUND LEVEL EXPENSES, BUT EXCLUDE THE INSURANCE CHARGES). PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE VALUE OF THE CONTRACT WILL FLUCTUATE SO THAT WHEN REDEEMED, IT MAY BE WORTH MORE OR LESS THAN THE ORIGINAL INVESTMENT.

HOW DID THE FUND PERFORM?

The BB&T Growth & Income Variable Insurance Fund provided a total return of -19.64% for the 12-month period that ended December 31, 2002. In comparison, the Lipper Growth & Income Variable Annuity-Underlying Fund Index lost 22.07%, the S&P 500 Index fell 22.10% and the Russell 1000 Value Index(1) declined 15.52%.

WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

The fact that the Fund outperformed the S&P 500 Index was due, in large measure, to our value orientation; the index is comprised of both growth stocks and value stocks, and the value sector, which we target, outperformed the growth sector by a significant margin.(We also outperformed our Lipper peer group benchmark, though we trailed the Russell 1000 Value Index.)

Overall, the year was unusually challenging for virtually every market sector. The months of October and November were positive, but they couldn't undo the damage inflicted during the rest of the year. The overriding issue dragging the market down was a concern over corporate earnings. Earnings reports were disappointing, despite predictions by many market observers that earnings would pick up during the second half of 2002 - and investors responded by selling stocks for most of the period.

Consistent with our investment strategy, which is driven by bottom-up analysis, we didn't make large sector bets; we were properly diversified among all of the major economic sectors. Nevertheless,our value discipline led us to modestly overweight the industrial, raw materials and health care areas.

As of December 31, 2002, the portfolio's five largest holdings were MERCK & COMPANY (2.9%), EMERSON ELECTRIC CO. (2.6%), BELLSOUTH CORP.(2.2%), BANK OF AMERICA CORP. (2.1%) and GANNET COMPANY, INC.(2.1%)(2).

Consistent with our objective, we also continued to provide an above-average yield to shareholders. As of December 31, our yield was 2.7%, versus 1.8% for the S&P 500.

WHAT IS YOUR OUTLOOK FOR 2003?

The potential conflict with Iraq, along with concerns over North Korea, is building a higher risk premium into equities. We don't think the geopolitical situation is going to be resolved any time soon, though if a resolution with Iraq were brought about fairly quickly, the market could bounce back. Still, the broader issue of terrorism isn't going to go away.

On the positive side, a number of positive influences have been in place for the better part of a year. Monetary supply has been expanding, the Federal Reserve has taken significant steps to stimulate the economy and new tax cuts would be beneficial. In addition, corporate earnings are growing - perhaps not at the pace most investors would prefer, but faster than in previous quarters. Our bottom line is, despite some economic and geopolitical uncertainty, we're cautiously optimistic about stocks in 2003, especially if businesses pick up their capital spending.

(1) THE PERFORMANCE OF THE BB&T GROWTH AND INCOME FUND IS MEASURED AGAINST THE RUSSELL 1000 VALUE INDEX, WHICH MEASURES THE PERFORMANCE OF THE 1000 LARGEST OF THE 3000 LARGEST U.S.-DOMICILED COMPANIES (BASED ON TOTAL
     MARKET CAPITALIZATION) WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE DOES NOT REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES.

(2)  THE COMPOSITION OF THE FUND'S HOLDINGS IS SUBJECT TO CHANGE.

BB&T CAPITAL APPRECIATION FUND INCEPTION 10/15/2001
PERFORMANCE OVERVIEW 10/15/2001 - 12/31/2002
GROWTH OF A $10,000 INVESTMENT

[CHART]

             BB&T CAPITAL APPRECIATION FUND
          12/31/2001                 10,700.00
          12/31/2002                  8,560.00

         S&P 500 INDEX                  RUSSELL MID CAP GROWTH INDEX
     10/15/01        10,000                10/15/01        10,000
     10/31/01         9,724                10/31/01         9,894
     11/30/01        10,469                11/30/01        10,959
     12/31/01        10,562                12/31/01        11,375
     01/31/02        10,407                 1/31/02        11,006
     02/28/02        10,207                 2/28/02        10,382
     03/31/02        10,590                 3/31/03        11,174
     04/30/02         9,949                 4/30/02        10,583
     05/31/02         9,876                 5/31/02        10,267
     06/30/02         9,173                 6/30/03         9,134
     07/31/02         8,458                 7/31/02         8,247
     08/31/02         8,513                 8/30/02         8,218
     09/30/02         7,589                 9/30/02         7,565
     10/31/02         8,256                10/31/02         8,151
     11/30/02         8,741                11/30/03         8,789
     12/31/02         8,013                12/31/02         8,257

BB&T CAPITAL APPRECIATION FUND       RUSSELL MID CAP GROWTH INDEX
$10,000 starting value               $10,000 starting value
$8,560 ending value                  $8,257 ending value

S&P 500 INDEX
$10,000 starting value
$8,013 ending value

PORTFOLIO MANAGER
DAVID NOLAN
Senior Vice President
BB&T Asset Management, Inc.

AVERAGE ANNUAL RETURNS           (INCEPTION 10/15/01)

                                 1 YEAR       SINCE INCEPTION
BB&T Capital
Appreciation Fund                -20.00%      -12.05%

Russell Mid Cap
Growth Index                     -27.41%      -14.35%

S&P 500 Index                    -22.10%      -17.72%

THE CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE BB&T CAPITAL APPRECIATION FUND. (THE RETURNS INCLUDE THE FUND LEVEL EXPENSES, BUT EXCLUDE THE INSURANCE CHARGES). PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE VALUE OF THE CONTRACT WILL FLUCTUATE SO THAT WHEN REDEEMED, IT MAY BE WORTH MORE OR LESS THAN THE ORIGINAL INVESTMENT.

HOW DID THE FUND PERFORM?

For the 12-month period ended December 31, 2002, the BB&T Capital Appreciation Variable Insurance Fund provided a total return of -20.00%. In comparison, the Russell Mid Cap Growth Index(1) fell 27.41%.

WHAT FACTORS CONTRIBUTED TO THE FUND'S RELATIVE OUTPERFORMANCE?

Although the Fund produced a negative return,we ended up ahead of our primary benchmark, as well as the S&P 500 Index. Our disciplined investment approach and our defensive posture served to buffer the Fund somewhat from the ravages of disappointing earnings reports and investor unease over the crisis with Iraq. Throughout the year, we were underweighted in technology stocks and overweighted in areas that demonstrated solid growth - such as the health care and consumer discretionary sectors.

We have to admit we were somewhat frustrated during the fourth quarter of 2002, when the major market indices staged a rebound. Many of the stocks that had performed well for us during the first three quarters of the year - such as APOLLO GROUP (2.3% of the portfolio's assets), CAREER EDUCATION (2.1%), MICHAELS STORES (1.0%) and PETSMART (2.8%) - reversed course nearly simultaneously. The stocks that did well during the market rally of October and November were, surprisingly, low-quality companies with high price-to-earnings ratios. Because we avoid stocks with poor earnings visibility and lackluster earnings growth, we didn't participate in what we would call a "trash rally."

As of December 31, 2002, the portfolio's five largest holdings were VARIAN MEDICAL SYSTEMS (3.1%), CHOICEPOINT,INC.(3.0%), PETSMART (2.8%), WESTWOOD ONE (2.7%) and LEGG MASON (2.7%)(2).

WHAT IS YOUR OUTLOOK FOR 2003?

We have modestly positive expectations for the type of high-quality stocks we target. Earnings are improving, though there isn't a strong conviction about the power of this earnings recovery. We believe that, just as 2002 was a year that required prudent investors to focus on individual sectors and stocks, we don't expect a wholesale rising tide for stocks in general. The year ahead will demand a premium on stockpicking skills.

Of course, the "X factor" is the conflict with Iraq, and possible war, and how the situation will affect consumer confidence. If he crisis is resolved quickly, the economic recovery could be accelerated, with businesses increasing their level of capital spending. This would probably benefit technology companies most of all.

In short, we are expecting an up, but not a robust year in the stock market.

(1) THE PERFORMANCE OF THE BB&T CAPITAL APPRECIATION FUND IS MEASURED AGAINST THE RUSSELL MID CAP GROWTH INDEX, A RECOGNIZED, UNMANAGED INDEX OF COMMON STOCKS OF MID-SIZED COMPANIES. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE DOES NOT REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES.

(2)  THE COMPOSITION OF THE FUND'S HOLDINGS IS SUBJECT TO CHANGE.

BB&T LARGE COMPANY GROWTH FUND INCEPTION 10/15/2001
PERFORMANCE OVERVIEW 10/15/2001- 12/31/2002
GROWTH OF A $10,000 INVESTMENT

[CHART]

          BB&T LARGE COMPANY GROWTH FUND
       12/31/2001                  10,830.00
       12/31/2002                   7,530.00

         S&P 500 INDEX                  RUSSELL MID CAP GROWTH INDEX
     10/15/01        10,000                10/15/01        10,000
     10/31/01         9,724                10/31/01         9,894
     11/30/01        10,469                11/30/01        10,959
     12/31/01        10,562                12/31/01        11,375
     01/31/02        10,407                 1/31/02        11,006
     02/28/02        10,207                 2/28/02        10,382
     03/31/02        10,590                 3/31/03        11,174
     04/30/02         9,949                 4/30/02        10,583
     05/31/02         9,876                 5/31/02        10,267
     06/30/02         9,173                 6/30/03         9,134
     07/31/02         8,458                 7/31/02         8,247
     08/31/02         8,513                 8/30/02         8,218
     09/30/02         7,589                 9/30/02         7,565
     10/31/02         8,256                10/31/02         8,151
     11/30/02         8,741                11/30/03         8,789
     12/31/02         8,013                12/31/02         8,257

BB&T LARGE COMPANY GROWTH FUND          RUSSELL MID CAP GROWTH INDEX
$10,000 starting value                  $10,000 starting value
$7,530 ending value                     $8,257 ending value

S&P 500 INDEX
$10,000 starting value
$8,013 ending value

PORTFOLIO MANAGEMENT TEAM
JAMES L. LUKE, CFA
Senior Vice President
BB&T Asset Management, Inc.

AVERAGE ANNUAL RETURNS (INCEPTION 10/15/01)

                                 1 YEAR       SINCE INCEPTION
BB&T Large Company
Growth Fund                      -30.47%      -20.89%

S&P 500 Index                    -22.10%      -13.35%

THE CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE BB&T LARGE COMPANY GROWTH FUND. (THE RETURNS INCLUDE THE FUND LEVEL EXPENSES, BUT EXCLUDE THE INSURANCE CHARGES). PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE VALUE OF THE CONTRACT WILL FLUCTUATE SO THAT WHEN REDEEMED, IT MAY BE WORTH MORE OR LESS THAN THE ORIGINAL INVESTMENT.

HOW DID THE FUND PERFORM?

For the 12-month period that ended December 31, 2002, the BB&T Large Company Growth Variable Insurance Fund provided a total return of -30.47%. In comparison, the S&P 500 Index(1) fell 22.10%, and the Russell 1000 Growth Index lost 27.89%.

WHAT FACTORS CONTRIBUTED TO THE FUND'S UNDERPERFORMANCE?

For the year overall, our mandate to invest in large-company growth stocks compromised performance, as smaller stocks - especially those categorized as value stocks - outperformed the market.

Relative to our benchmarks, the Fund was generally holding its own through the year's first three quarters. But in the fourth quarter, we saw a market rally led by stocks that had lost a significant amount of ground during the previous nine months. By our measure, most of these stocks were unattractive, fundamentally weak and, despite their recent losses, still overpriced. Given the quality parameters of our investment discipline, these were the types of stock we wouldn't own, and when they rose sharply in the fourth quarter, we were left behind.

Another way to sum up the abrupt turnaround in the fourth quarter is this:
During 2002's first nine months, investors were risk-averse and quality-conscious; starting in October, investors embraced risk and disregarded quality.

On the positive side, the Fund did relatively well with its health-care holdings. We're keen on health care as a long-term play; when we look at the aging population - including Baby Boomers, who are beginning to enter retirement
- we are led to believe that this is a sector with attractive potential for many years. We are particularly drawn to companies with cardiovascular and orthopedic products. We also own shares of selected HMOs and hospital management companies. At the same time, we're de-emphasizing large pharmaceutical companies.

As of December 31, 2002, the portfolio's five largest holdings were BOSTON SCIENTIFIC CORP. (3.0%), AFFILIATED COMPUTER SERVICES, INC. (2.3%), STRYKER CORP.(2.2%), TYCO INTERNATIONAL LTD.(2.2%) and eBAY, INC.(2.2%)(2).

WHAT IS YOUR OUTLOOK FOR 2003?

Going forward, we think that the divergence between growth and value has narrowed. As we begin 2003, we don't believe value has a particular advantage over growth. The market will continue to be driven by earnings. At the same time, we acknowledge that valuations are not cheap, so we can't expect any help from the expansion of price-to-earnings and other ratios. In the end, we expect this to be an up year for stocks, though probably not a big up year.

(1) THE PERFORMANCE OF THE BB&T LARGE COMPANY GROWTH FUND IS MEASURED AGAINST THE S&P 500 INDEX, AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET AS A WHOLE. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE DOES NOT REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES.

(2)  THE COMPOSITION OF THE FUND'S HOLDINGS IS SUBJECT TO CHANGE.

BB&T CAPITAL MANAGER AGGRESSIVE GROWTH FUND INCEPTION 5/1/2001
PERFORMANCE OVERVIEW  5/1/2001 - 12/31/02
GROWTH OF A $10,000 INVESTMENT

[CHART]

       BB&T CAPITAL MANAGER AGGRESSIVE GROWTH FUND
           12/31/2001                9,190.73
           12/31/2002                7,237.36

        S&P 500 INDEX
       Apr-01   10,000
       May-01   10,067
       Jun-01    9,822
       Jul-01    9,725
       Aug-01    9,117
       Sep-01    8,380
       Oct-01    8,540
       Nov-01    9,195
       Dec-01    9,276
       Jan-02    9,141
       Feb-02    8,964
       Mar-02    9,301
       Apr-02    8,737
       May-02    8,673
       Jun-02    8,055
       Jul-02    7,427
       Aug-02    7,476
       Sep-02    6,664
       Oct-02    7,250
       Nov-02    7,677
       Dec-02    7,225

BB&T CAPITAL MANAGER                 S&P 500 INDEX
AGGRESSIVE GROWTH FUND               $10,000 starting value
$10,000 starting value               $7,225 ending value
$7,237 ending value

PORTFOLIO MANAGER
DAVID ELLIS
Senior Vice President
BB&T Asset Management, Inc.

AVERAGE ANNUAL RETURNS (INCEPTION 5/1/01)

                                 1 YEAR       SINCE INCEPTION
BB&T Capital Manager
Agg. Growth Fund                 -21.25%      -17.62%

S&P 500 Index                    -22.10%      -13.35%

THE CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE BB&T CAPITAL MANAGER AGGRESSIVE GROWTH FUND. (THE RETURNS INCLUDE THE FUND LEVEL EXPENSES, BUT EXCLUDE THE INSURANCE CHARGES). PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE VALUE OF THE CONTRACT WILL FLUCTUATE SO THAT WHEN REDEEMED, IT MAY BE WORTH MORE OR LESS THAN THE ORIGINAL INVESTMENT.

HOW DID THE FUND PERFORM?

For the 12-month period that ended December 31, 2002, the BB&T Capital Manager Aggressive Growth Variable Insurance Fund provided a total return of -21.25%. In comparison, the S&P 500 Index(1) fell 22.10%.

WHAT FACTORS CONTRIBUTED TO THE FUND'S MODEST OUTPERFORMANCE?

The hallmark of our Capital Manager style is diversification and the periodic rebalancing of allocation targets, which we practice by owning shares of other BB&T equity and fixed-income funds. Our goal is to take advantage of opportunities presented by market volatility.

During 2002, a very difficult investment environment, we used our approach to outperform the S&P 500 Index. We did this in spite of market events during the last calendar quarter of the period. During October and November, the major indices rebounded, but in our opinion, the quality of the companies that rallied was questionable; by and large, the late-year winners had shaky fundamentals and poor earnings visibility. Consequently, most of the high-quality stocks that we owned didn't participate in the rally and we lost some ground at the end of the period.

Overall, the Fund benefited from its exposure to a number of discrete sectors, including international, value and small-to-mid capitalization stocks. For the year as a whole, the best-performing, underlying fund was the BB&T Mid Cap Value Fund, followed by the BB&T International Equity Fund.

As of December 31, 2002, the portfolio's five largest allocations in underlying BB&T portfolios were the Large Company Value Fund (31.8% of the portfolio's assets), the Large Company Growth Fund (20.7%), the International Equity Fund (14.3%), the Equity Index Fund (12.9%) and the Mid Cap Value Fund (7.1%)(2).

WHAT IS YOUR OUTLOOK FOR 2003?

Although we are not market-timers, we are asset-allocators, and we do not ignore market or geopolitical activity when making our allocation decisions. At the same time, we rely on the managers of the underlying funds to follow their specific investment mandates and meet their objectives. We have built into our approach some of the long-term advantages that, we feel, small-company stocks hold over large-company issues.

What will the market do in 2003? We do believe a number of factors exist that could produce a positive environment, one that would certainly be more constructive than what we've had in recent years. And we are positioned to participate in an economic recovery and a recovery in the equity market. We feel very strongly that this is a good core fund for investors who want to participate in a broad portfolio of equities.

(1) THE PERFORMANCE OF THE BB&T CAPITAL MANAGER AGGRESSIVE FUND IS MEASURED AGAINST THE S&P 500 INDEX, AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET AS A WHOLE. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE DOES NOT REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES.

(2)  THE COMPOSITION OF THE FUND'S HOLDINGS IS SUBJECT TO CHANGE.

 BB&T GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2002

  SHARES                                                 VALUE
----------                                            -----------
COMMON STOCKS (97.2%):
            AEROSPACE & DEFENSE (1.0%):
    21,000  Raytheon Co.............................  $   645,750
                                                      -----------
            AIR FREIGHT & LOGISTICS (1.6%):
    19,000  FedEx Corp..............................    1,030,180
                                                      -----------
            AUTOMOBILES (0.6%):
    40,733  Ford Motor Co...........................      378,817
                                                      -----------
            BANKS (10.4%):
    20,000  Bank of America Corp....................    1,391,400
    20,000  Bank One Corp...........................      731,000
    25,000  PNC Financial Services Group............    1,047,750
    23,000  SunTrust Banks, Inc.....................    1,309,160
    35,000  Washington Mutual, Inc..................    1,208,550
    20,000  Wells Fargo & Co........................      937,400
                                                      -----------
                                                        6,625,260
                                                      -----------
            BEVERAGES (0.8%):
    13,000  PepsiCo, Inc............................      548,860
                                                      -----------
            CHEMICALS (2.8%):
    24,000  Air Products & Chemicals, Inc...........    1,026,000
    18,000  E.I. DuPont de Nemours & Co.............      763,200
                                                      -----------
                                                        1,789,200
                                                      -----------
            COMMERCIAL SERVICES & SUPPLIES (2.0%):
    39,000  Pitney Bowes, Inc.......................    1,273,740
                                                      -----------
            COMMUNICATIONS EQUIPMENT (1.2%):
    80,000  Corning, Inc. (b).......................      264,800
    60,000  Motorola, Inc...........................      519,000
                                                      -----------
                                                          783,800
                                                      -----------
            COMPUTERS & PERIPHERALS (3.1%):
    58,200  Hewlett-Packard Co......................    1,010,352
    12,800  IBM Corp................................      992,000
                                                      -----------
                                                        2,002,352
                                                      -----------
            CONTAINERS & PACKAGING (0.7%):
    18,800  Sonoco Products Co......................      431,084
                                                      -----------
            DATA PROCESSING -- MANAGEMENT (0.9%):
    15,400  Automatic Data Processing, Inc..........      604,450
                                                      -----------
            DIVERSIFIED FINANCIALS (9.2%):
    25,000  American Express Co.....................      883,750
    22,333  Citigroup, Inc..........................      785,898
    17,150  Edwards (A.G.), Inc.....................      565,264
    19,000  Fannie Mae..............................    1,222,270
    25,500  Franklin Resources, Inc.................      869,040
    40,000  ING Groep NV -- ADR.....................      673,600
    35,090  J.P. Morgan Chase & Co..................      842,160
                                                      -----------
                                                        5,841,982
                                                      -----------
            DIVERSIFIED TELECOMMUNICATION
            SERVICES (5.8%):
    15,000  BCE, Inc................................      270,150
    55,800  BellSouth Corp..........................    1,443,546
    41,400  SBC Communications, Inc.................    1,122,354
    65,000  Sprint Corp.............................      941,200
                                                      -----------
                                                        3,777,250
                                                      -----------
  SHARES                                                 VALUE
----------                                            -----------

COMMON STOCKS -- (CONTINUED)
            ELECTRIC UTILITIES (2.2%):
    37,000  TXU Corp................................  $   691,160
    61,910  Xcel Energy, Inc........................      681,010
                                                      -----------
                                                        1,372,170
                                                      -----------
            ELECTRICAL EQUIPMENT (2.6%):
    32,500  Emerson Electric Co.....................    1,652,625
                                                      -----------
            ELECTRONIC EQUIPMENT &
            INSTRUMENTS (1.3%):
    46,424  Agilent Technologies, Inc. (b)..........      833,775
                                                      -----------
            FOOD & DRUG RETAILING (1.5%):
    30,400  Albertson's, Inc........................      676,704
    17,800  SUPERVALU, Inc..........................      293,878
                                                      -----------
                                                          970,582
                                                      -----------
            FOOD PRODUCTS (2.0%):
    58,452  Sara Lee Corp...........................    1,315,755
                                                      -----------
            GAS UTILITIES (0.8%):
    25,200  National Fuel Gas Co....................      522,396
                                                      -----------
            HEALTH CARE EQUIPMENT &
            SUPPLIES (0.7%):
    15,000  Becton, Dickinson & Co..................      460,350
                                                      -----------
            HEALTH CARE PROVIDERS &
            SERVICES (1.3%):
    21,000  Cigna Corp..............................      863,520
                                                      -----------
            HOUSEHOLD DURABLES (2.9%):
    38,600  Newell Rubbermaid, Inc..................    1,170,738
    13,100  Whirlpool Corp..........................      684,082
                                                      -----------
                                                        1,854,820
                                                      -----------
            HOUSEHOLD PRODUCTS (1.9%):
    26,000  Kimberly-Clark Corp.....................    1,234,340
                                                      -----------
            INSURANCE (4.3%):
    44,500  Aon Corp................................      840,605
    27,200  Lincoln National Corp...................      858,976
    31,600  St. Paul Companies, Inc.................    1,075,980
                                                      -----------
                                                        2,775,561
                                                      -----------
            LEISURE EQUIPMENT & PRODUCTS (1.1%):
    21,000  Eastman Kodak Co........................      735,840
                                                      -----------
            MACHINERY (1.0%):
    13,900  Parker-Hannifin Corp....................      641,207
                                                      -----------
            MEDIA (4.1%):
    19,000  Gannett Company, Inc....................    1,364,200
    78,000  The Walt Disney Co......................    1,272,180
                                                      -----------
                                                        2,636,380
                                                      -----------
            METALS & MINING (0.5%):
    15,000  Alcoa, Inc..............................      341,950
                                                      -----------
            MULTI-UTILITIES & UNREGULATED
            POWER (1.4%):
    45,000  Duke Energy Corp........................      879,300
                                                      -----------
            MULTILINE RETAIL (0.8%):
    21,400  May Department Stores Co................      491,772
                                                      -----------
            OIL & GAS (8.7%):
    23,000  Anadarko Petroleum Corp.................    1,101,700

 BB&T GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2002

  SHARES                                                 VALUE
----------                                            -----------
COMMON STOCKS -- (CONTINUED)
            OIL & GAS -- (CONTINUED)
    17,900  ChevronTexaco Corp......................  $ 1,189,992
    27,700  ConocoPhillips..........................    1,340,403
    37,632  Exxon Mobil Corp........................    1,314,862
    14,500  Royal Dutch Petroleum Co. -- NY
             Shares.................................      638,290
                                                      -----------
                                                        5,585,247
                                                      -----------
            PAPER & FOREST PRODUCTS (1.7%):
    22,000  Weyerhaeuser Co.........................    1,082,620
                                                      -----------
            PETROLEUM (1.0%):
    15,000  Schlumberger Ltd........................      631,530
                                                      -----------
            PHARMACEUTICALS (8.4%):
    21,200  Abbott Laboratories.....................      848,000
    11,600  Bristol-Myers Squibb Co.................      268,540
    18,400  Johnson & Johnson.......................      988,264
    33,000  Merck & Company, Inc....................    1,868,130
    17,000  Mylan Laboratories, Inc.................      593,300
    35,000  Schering-Plough Corp....................      777,000
                                                      -----------
                                                        5,343,234
                                                      -----------
            ROAD & RAIL (1.2%):
    38,200  Norfolk Southern Corp...................      763,618
                                                      -----------
            SOFTWARE (1.8%):
    15,200  Adobe Systems, Inc......................      376,975
    15,000  Microsoft Corp. (b).....................      775,500
                                                      -----------
                                                        1,152,475
                                                      -----------
            TELEPHONE -- INTEGRATED (0.9%):
    22,830  AT&T Corp...............................      596,091
                                                      -----------
            TEXTILES APPAREL & LUXURY GOODS (1.2%):
    20,600  V.F. Corp...............................      742,630
                                                      -----------
            TOBACCO (0.9%):
    15,000  Philip Morris Companies, Inc............      607,950
                                                      -----------
            UTILITIES -- ELECTRIC (0.8%):
    10,000  Dominion Resources, Inc.................      549,000
                                                      -----------
                                                      -----------
            Total Common Stocks.....................   62,369,463
                                                      -----------
                                                      ===========
  SHARES                                                 VALUE
----------                                            -----------

INVESTMENT COMPANY (3.7%):
 2,384,850  Federated Prime Cash Obligation Fund....  $ 2,384,850
                                                      -----------


Total Investments (Cost $71,812,263) (a) --
 101.7%.............................................   64,754,313
Liabilities in excess of other assets -- (1.7)%.....   (1,087,193)
                                                      -----------
NET ASSETS -- 100.0%................................  $63,667,120
                                                      ===========

------------------------------

(a) Represents cost for financial reporting purposes and approximates cost for federal income tax and differs from fair value by net unrealized depreciation as follows:

Unrealized appreciation.............  $  4,955,327
Unrealized depreciation.............   (12,013,277)
                                      ------------
Net unrealized depreciation.........  $ (7,057,950)
                                      ============

(b)  Represents non-income producing securities.
ADR-American Depository Receipt

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

 BB&T GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

ASSETS:
  Investments, at value (cost $71,812,263)........  $  64,754,313
  Dividends receivable............................        143,454
  Prepaid expenses................................          1,805
                                                    -------------
      Total Assets................................     64,899,572
                                                    -------------
LIABILITIES:
  Dividends payable...............................        322,848
  Payable for investment securities purchased.....        852,316
  Accrued expenses and other payables:
    Investment advisory fees......................         32,677
    Administration fees...........................            434
    Other fees....................................         24,177
                                                    -------------
      Total Liabilities...........................      1,232,452
                                                    -------------
NET ASSETS:
  Capital.........................................     77,003,363
  Net realized losses from investments............     (6,278,293)
  Net unrealized depreciation from investments....     (7,057,950)
                                                    -------------
      Net Assets..................................  $  63,667,120
                                                    =============
Outstanding units of beneficial interest
 (shares).........................................      6,446,815
                                                    =============
Net asset value -- offering and redemption price
 per share........................................  $        9.88
                                                    =============

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

 BB&T GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002

INVESTMENT INCOME:
  Dividend income.................................  $   1,720,770
                                                    -------------
EXPENSES:
  Investment advisory fees........................        528,900
  Administration fees.............................        142,947
  Accounting fees.................................         35,363
  Audit fees......................................          6,532
  Custodian fees..................................         14,357
  Legal fees......................................         41,790
  Transfer agent fees.............................         11,594
  Other fees......................................         26,447
                                                    -------------
  Total expenses before voluntary reductions......        807,930
  Less expenses voluntarily reduced by the
   Investment Advisor.............................       (100,062)
  Less expenses voluntarily reduced by the
   Administrator..................................       (107,209)
                                                    -------------
    Net expenses..................................        600,659
                                                    -------------
  Net investment income...........................      1,120,111
                                                    -------------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
 INVESTMENTS:
  Net realized losses from investments............     (3,925,318)
  Change in unrealized appreciation/depreciation
   from investments...............................    (13,019,009)
                                                    -------------
    Net realized/unrealized gains (losses) from
     investments..................................    (16,944,327)
                                                    -------------
    Change in net assets resulting from
     operations...................................  $ (15,824,216)
                                                    =============

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

 BB&T GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                             FOR THE YEAR        FOR THE YEAR
                                                ENDED               ENDED
                                          DECEMBER 31, 2002   DECEMBER 31, 2001
                                          ------------------  ------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income.................     $  1,120,111        $    989,538
  Net realized losses from
   investments..........................       (3,925,318)         (1,981,071)
  Change in unrealized
   appreciation/depreciation from
   investments..........................      (13,019,009)          1,355,166
                                             ------------        ------------
  Change in net assets from
   operations...........................      (15,824,216)            363,633
                                             ------------        ------------
DIVIDENDS TO SHAREHOLDERS:
  Net investment income.................       (1,116,824)           (982,108)
                                             ------------        ------------
  Change in net assets from shareholder
   dividends............................       (1,116,824)           (982,108)
                                             ------------        ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...........        9,774,724          17,785,701
  Dividends reinvested..................        1,057,346             841,636
  Cost of shares redeemed...............       (8,019,548)           (888,711)
                                             ------------        ------------
  Change in net assets from capital
   transactions.........................        2,812,522          17,738,626
                                             ------------        ------------
  Change in net assets..................      (14,128,518)         17,120,151
                                             ------------        ------------
NET ASSETS:
  Beginning of Year.....................       77,795,638          60,675,487
                                             ------------        ------------
  End of Year...........................     $ 63,667,120        $ 77,795,638
                                             ============        ============
  Distributions in excess of net
   investment income....................     $  --               $     (3,287)
                                             ============        ============
SHARE TRANSACTIONS:
  Issued................................          869,505           1,435,124
  Reinvested............................           94,525              69,365
  Redeemed..............................         (741,290)            (74,701)
                                             ------------        ------------
  Change in shares......................          222,740           1,429,788
                                             ============        ============

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

 BB&T GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                       FOR THE YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------
                              2002       2001       2000       1999       1998
                             -------    -------    -------    -------    -------
NET ASSET VALUE,
 BEGINNING OF PERIOD.....    $ 12.50    $ 12.66    $ 12.46    $ 13.30    $ 11.88
                             -------    -------    -------    -------    -------
INVESTMENT ACTIVITIES:
  Net investment
   income................       0.17       0.17       0.39       0.18       0.16
  Net realized and
   unrealized gains
   (losses) from
   investments...........      (2.62)     (0.16)      0.63      (0.69)      1.42
                             -------    -------    -------    -------    -------
  Total from Investment
   Activities............      (2.45)      0.01       1.02      (0.51)      1.58
                             -------    -------    -------    -------    -------
DIVIDENDS:
  Net investment
   income................      (0.17)     (0.17)     (0.42)     (0.15)     (0.16)
  Net realized gains.....      --         --         (0.40)     (0.18)     --
                             -------    -------    -------    -------    -------
  Total Dividends........      (0.17)     (0.17)     (0.82)     (0.33)     (0.16)
                             -------    -------    -------    -------    -------
NET ASSET VALUE, END OF
 PERIOD..................    $  9.88    $ 12.50    $ 12.66    $ 12.46    $ 13.30
                             =======    =======    =======    =======    =======
TOTAL RETURN.............     (19.64)%     0.16%      8.45%     (3.85)%    13.36%
RATIOS/SUPPLEMENTARY
 DATA:
  Net Assets, End of
   Period (000)..........    $63,667    $77,796    $60,675    $52,525    $49,062
  Ratio of expenses to
   average net assets....       0.84%      0.86%      0.86%      0.87%      0.91%
  Ratio of net investment
   income to average net
   assets................       1.57%      1.17%      3.13%      1.43%      1.37%
  Ratio of expenses to
   average net assets*...       1.13%      1.15%      1.13%      1.16%      1.24%
  Portfolio turnover.....      15.24%     14.47%     25.46%     11.98%      2.77%
------------------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

 BB&T CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2002

 SHARES                                                VALUE
--------                                            -----------
COMMON STOCKS (97.9%):
          BEVERAGES (1.2%):
   5,200  The Pepsi Bottling Group, Inc...........  $   133,640
                                                    -----------
          BIOTECHNOLOGY (4.3%):
   3,800  Cephalon, Inc. (b)......................      184,938
   8,400  Gilead Sciences, Inc. (b)...............      285,600
                                                    -----------
                                                        470,538
                                                    -----------
          BUSINESS SERVICES (2.2%):
   7,500  Manpower, Inc...........................      239,250
                                                    -----------
          CHEMICALS (1.7%):
   3,800  Cabot Microelectronics Corp. (b)........      179,360
                                                    -----------
          COMMERCIAL SERVICES & SUPPLIES (5.1%):
   5,700  Career Education Corp. (b)..............      228,000
   8,333  ChoicePoint, Inc. (b)...................      329,070
                                                    -----------
                                                        557,070
                                                    -----------
          DIVERSIFIED FINANCIALS (2.7%):
   6,000  Legg Mason, Inc.........................      291,240
                                                    -----------
          EDUCATIONAL SERVICES (2.3%):
   5,800  Apollo Group, Inc. -- Class A (b).......      255,200
                                                    -----------
          ELECTRONIC COMPONENTS (1.2%):
  18,000  RF Micro Devices, Inc. (b)..............      131,940
                                                    -----------
          ELECTRONIC COMPONENTS -- SEMICONDUCTORS
          (3.8%):
  25,000  Flextronics International Ltd. (b)......      204,750
   5,500  Marvell Technology Group Ltd. (b).......      103,730
   7,700  Teradyne, Inc. (b)......................      100,177
                                                    -----------
                                                        408,657
                                                    -----------
          ELECTRONICS (2.6%):
   4,800  Harman International
           Industries, Inc........................      285,600
                                                    -----------
          ENERGY EQUIPMENT & SERVICES (4.5%):
   5,600  Cooper Cameron Corp. (b)................      278,992
   7,100  Patterson-UTI Energy, Inc. (b)..........      214,207
                                                    -----------
                                                        493,199
                                                    -----------
          FINANCIAL -- INVESTMENT BANKER/
          BROKER (2.5%):
   4,550  Bear Stearns Companies, Inc.............      270,270
                                                    -----------
          HEALTH CARE EQUIPMENT & SUPPLIES (3.2%):
   6,900  Varian Medical Systems, Inc. (b)........      342,240
                                                    -----------
          HEALTH CARE PROVIDERS & SERVICES (9.6%):
   6,100  Accredo Health, Inc. (b)................      215,025
   7,100  Caremark Rx, Inc. (b)...................      115,375
   5,300  First Health Group Corp. (b)............      129,055
   5,000  Patterson Dental Co. (b)................      218,700
   2,600  Universal Health Services, Inc. --
           Class B (b)............................      117,260
   3,500  Wellpoint Health Networks, Inc. (b).....      249,059
                                                    -----------
                                                      1,044,474
                                                    -----------
          HOME BUILDERS (1.2%):
     400  NVR, Inc. (b)...........................      130,200
                                                    -----------
          INSURANCE (2.6%):
   9,900  Willis Group Holdings Ltd. (b)..........      283,833
                                                    -----------
          IT CONSULTING & SERVICES (1.4%):
   2,800  Affiliated Computer
           Services, Inc. (b).....................      147,420
                                                    -----------
 SHARES                                                VALUE
--------                                            -----------

COMMON STOCKS -- (CONTINUED)
          MEDIA (2.7%):
   7,900  Westwood One, Inc. (b)..................  $   295,144
                                                    -----------
          MEDICAL INSTRUMENTS (2.4%):
   9,000  Biomet, Inc.............................      257,940
                                                    -----------
          MISC. HOME FURNISHINGS STORES (2.5%):
  10,000  Williams Sonoma, Inc. (b)...............      271,500
                                                    -----------
          MOTION PICTURE THEATERS (2.0%):
  10,000  Regal Entertainment Group, Class A......      214,200
                                                    -----------
          MULTILINE RETAIL (2.7%):
   8,300  Big Lots, Inc. (b)......................      109,809
   5,750  Family Dollar Stores, Inc...............      179,458
                                                    -----------
                                                        289,267
                                                    -----------
          OIL & GAS EXPLORATION PRODUCTS &
          SERVICES (1.5%):
   6,500  Pioneer Natural Resources Co. (b).......      164,125
                                                    -----------
          PERSONAL PRODUCTS (1.2%):
   2,500  Alberto-Culver Co. -- Class B...........      126,000
                                                    -----------
          PHARMACEUTICALS (2.6%):
   7,200  Teva Pharmaceutical Industries Ltd......      277,992
                                                    -----------
          SEMICONDUCTOR EQUIPMENT &
          PRODUCTS (1.4%):
   6,050  Microchip Technology, Inc...............      147,923
                                                    -----------
          SOFTWARE (7.9%):
   2,100  Electronic Arts, Inc. (b)...............      104,517
   5,200  Emulex Corp. (b)........................       96,460
   4,400  Intuit, Inc. (b)........................      206,448
   9,200  PeopleSoft, Inc. (b)....................      168,360
   7,100  Symantec Corp. (b)......................      287,621
                                                    -----------
                                                        863,406
                                                    -----------
          SPECIALTY RETAIL (9.6%):
   5,200  Advance Auto Parts, Inc. (b)............      254,280
   3,200  Michaels Stores, Inc. (b)...............      100,160
  18,000  PETsMART, Inc. (b)......................      308,340
   2,500  Rent-A-Center, Inc. (b).................      124,875
   6,000  Ross Stores, Inc........................      254,340
                                                    -----------
                                                      1,041,995
                                                    -----------
          TELEPHONE & TELEGRAPH APPARATUS (2.4%):
  13,500  Juniper Networks, Inc. (b)..............       91,800
   9,000  UTStarcom, Inc. (b).....................      178,470
                                                    -----------
                                                        270,270
                                                    -----------
          TEXTILES APPAREL & LUXURY GOODS (2.5%):
   8,300  Coach, Inc. (b).........................      273,236
                                                    -----------
          TRADING COMPANIES & DISTRIBUTORS (2.4%):
   7,000  Fastenal Co.............................      261,730
                                                    -----------
          WIRELESS TELECOMMUNICATION
          SERVICES (2.0%):
  19,000  Nextel Communications, Inc. --
           Class A (b)............................      219,450
                                                    -----------
          Total Common Stocks.....................   10,638,309
                                                    -----------

 BB&T CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2002

 SHARES                                                VALUE
--------                                            -----------
INVESTMENT COMPANY (2.2%):
 235,606  Federated Prime Cash Obligation Fund....  $   235,606
                                                    -----------


Total Investments (Cost $10,417,113) (a) --
 100.1%.............................................   10,873,915
Liabilities in excess of other assets -- (0.1)%.....      (10,206)
                                                      -----------
NET ASSETS -- 100.0%................................  $10,863,709
                                                      ===========

------------------------------

(a) Represents cost for financial reporting purposes and approximates cost for federal income tax and differs from fair value by net unrealized appreciation as follows:

Unrealized appreciation...............  $ 906,666
Unrealized depreciation...............   (449,864)
                                        ---------
Net unrealized appreciation...........  $ 456,802
                                        =========

(b)  Represents non-income producing securities.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

 BB&T CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

ASSETS:
  Investments, at value (cost $10,417,113)........  $  10,873,915
  Dividends receivable............................          2,000
  Prepaid expenses................................            275
                                                    -------------
      Total Assets:...............................     10,876,190
                                                    -------------
LIABILITIES:
  Accrued expenses and other payables:
    Investment advisory fees......................          3,283
    Administration fees...........................            297
    Other fees....................................          8,901
                                                    -------------
      Total Liabilities:..........................         12,481
                                                    -------------
NET ASSETS:
  Capital.........................................     12,490,679
  Net realized losses from investments............     (2,083,772)
  Net unrealized appreciation from investments....        456,802
                                                    -------------
      Net Assets..................................  $  10,863,709
                                                    =============
Outstanding units of beneficial interest
 (shares).........................................      1,269,346
                                                    =============
Net asset value -- offering and redemption price
 per share........................................  $        8.56
                                                    =============

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

 BB&T CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002

INVESTMENT INCOME:
  Interest income.................................  $       1,026
  Dividend income.................................         17,762
                                                    -------------
      Total Investment Income.....................         18,788
                                                    -------------
EXPENSES:
  Investment advisory fees........................         80,793
  Administration fees.............................         21,836
  Accounting fees.................................         31,922
  Audit fees......................................         11,972
  Custodian fees..................................          9,695
  Legal fees......................................          5,558
  Transfer agent fees.............................         10,918
  Other fees......................................          3,649
                                                    -------------
  Total expenses before voluntary reductions......        176,343
  Less expenses voluntarily reduced by the
   Investment Advisor.............................        (42,580)
                                                    -------------
      Net expenses................................        133,763
                                                    -------------
  Net investment loss.............................       (114,975)
                                                    -------------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
 INVESTMENTS:
  Net realized losses from investments............     (1,935,270)
  Change in unrealized appreciation/depreciation
   from investments...............................       (401,816)
                                                    -------------
      Net realized/unrealized gains (losses) from
      investments.................................     (2,337,086)
                                                    -------------
      Change in net assets resulting from
      operations..................................  $  (2,452,061)
                                                    =============

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

 BB&T CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                             FOR THE YEAR        OCTOBER 15, 2001
                                                ENDED                THROUGH
                                          DECEMBER 31, 2002   DECEMBER 31, 2001 (A)
                                          ------------------  ----------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment loss...................     $   (114,975)         $    (12,393)
  Net realized losses on investments....       (1,935,270)             (148,497)
  Change in unrealized
   appreciation/depreciation from
   investments..........................         (401,816)              858,618
                                             ------------          ------------
  Change in net assets from
   operations...........................       (2,452,061)              697,728
                                             ------------          ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...........        2,748,411            10,065,780
  Cost of shares redeemed...............         (145,360)              (50,789)
                                             ------------          ------------
  Change in net assets from capital
   transactions.........................        2,603,051            10,014,991
                                             ------------          ------------
  Change in net assets..................          150,990            10,712,719
                                             ------------          ------------
NET ASSETS:
  Beginning of Period...................       10,712,719            --
                                             ------------          ------------
  End of Period.........................     $ 10,863,709          $ 10,712,719
                                             ============          ============
  Undistributed net investment income...     $  --                 $ --
                                             ============          ============
SHARE TRANSACTIONS:
  Issued................................          283,493             1,006,533
  Redeemed..............................          (15,696)               (4,984)
                                             ------------          ------------
  Change in Shares......................          267,797             1,001,549
                                             ============          ============

------------------------

(a)  Period from commencement of operations.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

 BB&T CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                               FOR THE YEAR          OCTOBER 15, 2001
                                                  ENDED                  THROUGH
                                            DECEMBER 31, 2002     DECEMBER 31, 2001 (A)
                                            ------------------    ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD....         $ 10.70               $ 10.00
                                                 -------               -------
INVESTMENT ACTIVITIES:
  Net investment loss...................           (0.09)                (0.01)
  Net realized and unrealized gains
   (losses) from investments............           (2.05)                 0.71
                                                 -------               -------
  Total from Investment Activities......           (2.14)                 0.70
                                                 -------               -------
NET ASSET VALUE, END OF PERIOD..........         $  8.56               $ 10.70
                                                 =======               =======
TOTAL RETURN............................          (20.00)%                7.00%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of Period (000).......         $10,864               $10,713
  Ratio of expenses to average net
   assets...............................            1.23 %                1.19 %(c)
  Ratio of net investment loss to
   average net assets...................           (1.05)%               (0.55)%(c)
  Ratio of expenses to average net
   assets*..............................            1.62 %                1.58 %(c)
  Portfolio turnover....................           96.89 %                3.82 %
------------------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

 BB&T LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2002

 SHARES                                                 VALUE
---------                                            -----------
COMMON STOCKS (95.1%):
           AEROSPACE & DEFENSE (3.9%):
   3,900   L-3 Communications
            Holdings, Inc. (b).....................  $   175,149
   3,200   Lockheed Martin Corp....................      184,800
                                                     -----------
                                                         359,949
                                                     -----------
           AUTOMOBILES (2.0%):
   4,000   Harley-Davidson, Inc....................      184,800
                                                     -----------
           BANKS (3.8%):
   2,700   Golden West Financial Corp..............      193,887
   3,500   Wells Fargo & Co........................      164,045
                                                     -----------
                                                         357,932
                                                     -----------
           BEVERAGES (3.5%):
   3,500   Anheuser-Busch Cos......................      169,400
   3,600   Coca-Cola Co............................      157,752
                                                     -----------
                                                         327,152
                                                     -----------
           CHEMICALS (1.7%):
   3,800   Air Products & Chemicals, Inc...........      162,450
                                                     -----------
           COMMERCIAL SERVICES & SUPPLIES (1.9%):
   5,000   First Data Corp.........................      177,050
                                                     -----------
           COMPUTER SERVICES (1.7%):
   9,500   Yahoo!, Inc. (b)........................      155,325
                                                     -----------
           COMPUTERS (1.6%):
  14,200   Oracle Corp. (b)........................      153,360
                                                     -----------
           COMPUTERS & PERIPHERALS (4.2%):
   7,000   Dell Computer Corp. (b).................      187,180
   2,600   IBM Corp................................      201,500
                                                     -----------
                                                         388,680
                                                     -----------
           DIVERSIFIED FINANCIALS (3.8%):
   5,200   American Express Co.....................      183,820
   5,600   Capital One Financial Corp..............      166,432
                                                     -----------
                                                         350,252
                                                     -----------
           ELECTRONIC COMPONENTS (2.0%):
  14,500   Applied Materials, Inc. (b).............      188,935
                                                     -----------
           HEALTH CARE EQUIPMENT & SUPPLIES (7.2%):
   6,500   Boston Scientific Corp. (b).............      276,380
   4,200   Medtronic, Inc..........................      191,520
   3,100   Stryker Corp............................      208,072
                                                     -----------
                                                         675,972
                                                     -----------
           HEALTH CARE PROVIDERS &
           SERVICES (11.1%):
   3,400   AmerisourceBergen Corp..................      184,654
   3,700   HCA, Inc................................      153,550
   3,500   Quest Diagnostics, Inc. (b).............      199,151
  10,000   Tenet Healthcare Corp. (b)..............      164,000
   2,000   UnitedHealth Group, Inc.................      167,000
   2,500   Wellpoint Health Networks, Inc. (b).....      177,900
                                                     -----------
                                                       1,046,255
                                                     -----------
           INDUSTRIAL CONGLOMERATES (3.9%):
   6,600   General Electric Co.....................      160,710
  12,000   Tyco International Ltd..................      204,960
                                                     -----------
                                                         365,670
                                                     -----------
           INSURANCE (1.7%):
   2,800   American International Group, Inc.......      161,980
                                                     -----------
           INTERNET & CATALOG RETAIL (2.2%):
   3,000   eBay, Inc. (b)..........................      203,460
                                                     -----------
           IT CONSULTING & SERVICES (2.3%):
   4,000   Affiliated Computer
            Services, Inc. (b).....................      210,600
                                                     -----------
SHARES OR
PRINCIPAL
 AMOUNT                                                VALUE
---------                                            -----------

COMMON STOCKS -- (CONTINUED)
           MULTILINE RETAIL (3.7%):
   3,000   Kohl's Corp. (b)........................  $   167,850
   3,500   Wal-Mart Stores, Inc....................      176,785
                                                     -----------
                                                         344,635
                                                     -----------
           OIL & GAS EXPLORATION PRODUCTS &
           SERVICES (1.8%):
   3,700   Devon Energy Corp.......................      169,830
                                                     -----------
           PHARMACEUTICALS (8.5%):
   3,000   Eli Lilly and Co........................      190,500
   1,200   Forest Laboratories, Inc. (b)...........      117,864
   3,200   Merck & Company, Inc....................      181,152
   4,800   Pfizer, Inc.............................      146,736
   4,200   Wyeth...................................      157,080
                                                     -----------
                                                         793,332
                                                     -----------
           ROAD & RAIL (1.9%):
   2,900   Union Pacific Corp......................      173,623
                                                     -----------
           SEMICONDUCTOR EQUIPMENT &
           PRODUCTS (3.7%):
  11,000   Intel Corp..............................      171,270
  11,300   Texas Instruments, Inc..................      169,613
                                                     -----------
                                                         340,883
                                                     -----------
           SOFTWARE (7.7%):
   2,800   Electronic Arts, Inc. (b)...............      139,356
   4,000   Intuit, Inc. (b)........................      187,680
   3,900   Microsoft Corp. (b).....................      201,630
   4,600   Symantec Corp. (b)......................      186,346
                                                     -----------
                                                         715,012
                                                     -----------
           SPECIALTY RETAIL (7.3%):
   2,400   AutoZone, Inc. (b)......................      169,560
   5,500   Bed Bath & Beyond, Inc. (b).............      189,915
   5,500   Home Depot, Inc.........................      131,780
   5,000   Lowe's Companies, Inc...................      187,500
                                                     -----------
                                                         678,755
                                                     -----------
           TELECOMMUNICATIONS (2.0%):
   5,100   Qualcomm, Inc. (b)......................      185,589
                                                     -----------
           Total Common Stocks.....................    8,871,481
                                                     -----------
U.S. TREASURY BILLS (1.1%):
$100,000   1.61%, 1/9/03*..........................       99,978
                                                     -----------
INVESTMENT COMPANY (3.9%):
 362,725   Federated Prime Cash Obligation Fund....      362,725
                                                     -----------


Total Investments (Cost $10,151,001) (a) --
 100.1%.............................................   9,334,184
Liabilities in excess of other assets -- (0.1)%.....      (6,552)
                                                      ----------
NET ASSETS -- 100.0%................................  $9,327,632
                                                      ==========

------------------------------

  *  Rate disclosed represents the effective yield at the time of purchase.
(a) Represents cost for financial reporting purposes and approximates cost for federal income tax and differs from fair value by net unrealized depreciation as follows:

Unrealized appreciation..............  $   471,516
Unrealized depreciation..............   (1,288,333)
                                       -----------
Net unrealized depreciation..........  $  (816,817)
                                       ===========

(b)  Represents non-income producing securities.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

 BB&T LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

ASSETS:
  Investments, at value (Cost $10,151,001)........  $  9,334,184
  Dividends receivable............................         5,734
  Prepaid expenses................................           241
                                                    ------------
      Total Assets:...............................     9,340,159
                                                    ------------
LIABILITIES:
Accrued expenses and other payables:
      Investment advisory fees....................         2,705
      Administration fees.........................           252
      Other fees..................................         9,570
                                                    ------------
      Total Liabilities:..........................        12,527
                                                    ------------
NET ASSETS:
  Capital.........................................    11,955,281
  Net realized losses from investments............    (1,810,832)
  Net unrealized depreciation from investments....      (816,817)
                                                    ------------
      Net Assets..................................  $  9,327,632
                                                    ============
Outstanding units of beneficial interest
 (shares).........................................     1,238,275
                                                    ============
Net asset value -- offering and redemption price
 per share........................................  $       7.53
                                                    ============

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

 BB&T LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002

INVESTMENT INCOME:
  Interest income.................................  $          82
  Dividend income.................................         55,501
                                                    -------------
      Total investment income.....................         55,583
                                                    -------------
EXPENSES:
  Investment advisory fees........................         70,761
  Administration fees.............................         19,125
  Accounting fees.................................         32,397
  Audit fees......................................         12,226
  Custodian fees..................................          9,056
  Transfer agent fees.............................         11,031
  Other fees......................................          8,955
                                                    -------------
  Total expenses before voluntary reductions......        163,551
  Less expenses voluntarily reduced by the
   Investment Advisor.............................        (38,249)
                                                    -------------
      Net expenses................................        125,302
                                                    -------------
  Net investment loss.............................        (69,719)
                                                    -------------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
 INVESTMENTS:
  Net realized losses from investments............     (1,799,911)
  Change in unrealized appreciation/depreciation
   from investments...............................     (1,665,691)
                                                    -------------
    Net realized/unrealized gains (losses) from
     investments..................................     (3,465,602)
                                                    -------------
    Change in net assets resulting from
     operations...................................  $  (3,535,321)
                                                    =============

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

 BB&T LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                             FOR THE YEAR        OCTOBER 15, 2001
                                                ENDED                  THRU
                                          DECEMBER 31, 2002   DECEMBER 31, 2001 (A)
                                          ------------------  ----------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment loss...................     $    (69,719)         $     (7,310)
  Net realized losses from
   investments..........................       (1,799,911)              (10,921)
  Change in unrealized
   appreciation/depreciation from
   investments..........................       (1,665,691)              848,874
                                             ------------          ------------
  Change in net assets from
   operations...........................       (3,535,321)              830,643
                                             ------------          ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...........        2,166,422            10,044,916
  Cost of shares redeemed...............         (179,028)           --
                                             ------------          ------------
  Change in net assets from capital
   transactions.........................        1,987,394            10,044,916
                                             ------------          ------------
  Change in net assets..................       (1,547,927)           10,875,559
                                             ------------          ------------
NET ASSETS:
  Beginning of Period...................       10,875,559            --
                                             ------------          ------------
  End of Period.........................     $  9,327,632          $ 10,875,559
                                             ============          ============
  Undistributed net investment income...     $  --                 $ --
                                             ============          ============
SHARE TRANSACTIONS:
  Issued................................          254,866             1,004,243
  Redeemed..............................          (20,834)           --
                                             ------------          ------------
  Change in Shares......................          234,032             1,004,243
                                             ============          ============

------------------------

(a)  Period from commencement of operations.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

 BB&T LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                               FOR THE YEAR          OCTOBER 15, 2001
                                                  ENDED                  THROUGH
                                            DECEMBER 31, 2002     DECEMBER 31, 2001 (A)
                                            ------------------    ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD....         $ 10.83               $ 10.00
                                                 -------               -------
INVESTMENT ACTIVITIES:
  Net investment loss...................           (0.06)                (0.01)
  Net realized and unrealized gains
   (losses) on investments..............           (3.24)                 0.84
                                                 -------               -------
    Total from Investment Activities....           (3.30)                 0.83
                                                 -------               -------
NET ASSET VALUE, END OF PERIOD..........         $  7.53               $ 10.83
                                                 =======               =======
TOTAL RETURN............................          (30.47)%                8.30%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of Period (000).......         $ 9,328               $10,876
  Ratio of expenses to average net
   assets...............................            1.31 %                1.19 %(c)
  Ratio of net investment loss to
   average net assets...................           (0.73)%               (0.32)%(c)
  Ratio of expenses to average net
   assets*..............................            1.71 %                1.59 %(c)
  Portfolio turnover....................           93.65 %               16.20 %
------------------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

 BB&T CAPITAL MANAGER AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2002

 SHARES                                                VALUE
--------                                            -----------
INVESTMENT COMPANIES (100.0%):
 323,066  BB&T Equity Index Fund..................  $ 1,906,089
 324,224  BB&T International Equity Fund..........    2,123,669
 454,538  BB&T Large Company Growth Fund (b)......    3,072,678
 340,764  BB&T Large Company Value Fund...........    4,709,362
  80,838  BB&T Mid Cap Growth Fund (b)............      658,828
  92,547  BB&T Mid Cap Value Fund.................    1,048,560
  75,291  BB&T Small Company Growth Fund (b)......      724,303
 564,787  BB&T U.S. Treasury Money Market Fund....      564,787
                                                    -----------
          Total Investment Companies..............   14,808,276
                                                    -----------


Total Investments in Affiliates
(Cost $19,777,366) (a) -- 100.0%..................   14,808,276
Liabilities in excess of other assets -- 0.0%.....       (4,669)
                                                    -----------
NET ASSETS -- 100.0%..............................  $14,803,607
                                                    ===========
---------------------------------------------------------------

(a) Represents cost for financial reporting purposes and approximates cost for federal income tax and differs from fair value by net unrealized depreciation as follows:

Unrealized appreciation..............  $    28,353
Unrealized depreciation..............   (4,997,443)
                                       -----------
Net unrealized depreciation..........  $(4,969,090)
                                       ===========

(b)  Represents non-income producing securities.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

 BB&T CAPITAL MANAGER AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

ASSETS:
  Investments in affiliates, at value (cost
   $19,777,366)...................................  $ 14,808,276
  Dividends receivable............................        31,627
  Prepaid expenses................................           397
                                                    ------------
      Total Assets................................    14,840,300
                                                    ------------
LIABILITIES:
  Dividends payable...............................        24,138
  Accrued expenses and other payables:
    Investment advisory fees......................         1,916
    Administration fees...........................           142
    Other fees....................................        10,497
                                                    ------------
      Total Liabilities...........................        36,693
                                                    ------------
NET ASSETS:
  Capital.........................................    19,931,394
  Net realized losses from investments with
   affiliates.....................................      (158,697)
  Net unrealized depreciation from investments
   with affiliates................................    (4,969,090)
                                                    ------------
      Net Assets..................................  $ 14,803,607
                                                    ============
Outstanding units of beneficial interest
 (shares).........................................     2,058,465
                                                    ============
Net asset value -- offering and redemption price
 per share........................................  $       7.19
                                                    ============

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

 BB&T CAPITAL MANAGER AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002

INVESTMENT INCOME:
  Dividend income from affiliates.................  $    124,221
                                                    ------------
EXPENSES:
  Investment advisory fees........................        39,329
  Administration fees.............................        11,012
  Accounting fees.................................        17,539
  Audit fees......................................        12,658
  Custodian fees..................................         8,333
  Legal fees......................................         9,247
  Transfer agent fees.............................        11,368
  Other fees......................................         6,329
                                                    ------------
  Total expenses before voluntary reductions......       115,815
  Less expenses voluntarily reduced by Investment
   Advisor........................................       (15,732)
                                                    ------------
  Net expenses....................................       100,083
                                                    ------------
  Net investment income...........................        24,138
                                                    ------------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
 INVESTMENTS:
  Net realized losses from investments with
   affiliates.....................................      (153,225)
  Change in unrealized appreciation/depreciation
   from investments with affiliates...............    (3,683,635)
                                                    ------------
    Net realized/unrealized gains (losses) from
     investments with affiliates..................    (3,836,860)
                                                    ------------
    Change in net assets resulting from
     operations...................................  $ (3,812,722)
                                                    ============

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

 BB&T CAPITAL MANAGER AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                             FOR THE YEAR          MAY 1, 2001
                                                ENDED                  THRU
                                          DECEMBER 31, 2002   DECEMBER 31, 2001 (A)
                                          ------------------  ----------------------
FROM INVESTMENT ACTIVIITES:
OPERATIONS:
  Net investment income.................      $    24,138           $    19,298
  Net realized losses from investments
   with affiliates......................         (153,225)              (59,198)
  Net realized gain distributions from
   affiliates...........................        --                      268,502
  Change in unrealized
   appreciation/depreciation from
   investments with affiliates..........       (3,683,635)           (1,285,455)
                                              -----------           -----------
  Change in net assets resulting from
   operations...........................       (3,812,722)           (1,056,853)
                                              -----------           -----------
DIVIDENDS TO SHAREHOLDERS:
  Net investment income.................          (24,138)              (19,298)
  Net realized gains from investments...         (214,776)           --
                                              -----------           -----------
  Change in net assets from shareholder
   dividends............................         (238,914)              (19,298)
                                              -----------           -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...........        3,227,301            17,371,520
  Dividends reinvested..................          222,255                11,818
  Cost of shares redeemed...............         (889,438)              (12,062)
                                              -----------           -----------
  Change in net assets from capital
   transactions.........................        2,560,118            17,371,276
                                              -----------           -----------
  Change in net assets..................       (1,491,518)           16,295,125
                                              -----------           -----------
NET ASSETS:
  Beginning of Period...................       16,295,125            --
                                              -----------           -----------
  End of Period.........................      $14,803,607           $16,295,125
                                              ===========           ===========
  Undistributed net investment income...      $ --                  $--
                                              ===========           ===========
SHARE TRANSACTIONS:
  Issued................................          384,258             1,756,725
  Reinvested............................           29,752                 1,301
  Redeemed..............................         (112,279)               (1,292)
                                              -----------           -----------
  Change in shares......................          301,731             1,756,734
                                              ===========           ===========

------------------------

(a)  Period from commencement of operations.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

 BB&T CAPITAL MANAGER AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                             FOR THE YEAR          MAY 1, 2001
                                                ENDED                  THRU
                                          DECEMBER 31, 2002   DECEMBER 31, 2001 (A)
                                          ------------------  ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD....      $     9.28            $    10.00
                                              ----------            ----------
INVESTMENT ACTIVITIES:
  Net investment income.................            0.01                  0.01
  Net realized and unrealized losses
   from investments.....................           (1.98)                (0.72)
                                              ----------            ----------
  Total investment Activities...........           (1.97)                (0.71)
                                              ----------            ----------
DIVIDENDS:
  Net investment income.................           (0.01)                (0.01)
  Net realized gains....................           (0.11)            --
                                              ----------            ----------
  Total Dividends.......................           (0.12)                (0.01)
                                              ----------            ----------
NET ASSET VALUE, END OF PERIOD..........      $     7.19            $     9.28
                                              ==========            ==========
TOTAL RETURN............................          (21.25)%               (7.08)%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000).......      $   14,804            $   16,295
  Ratio of expenses to average net
   assets...............................            0.64%                 0.54%(c)
  Ratio of net investment income to
   average net assets...................            0.15%                 0.18%(c)
  Ratio of expenses to average net
   assets*..............................            0.74%                 0.63%(c)
  Portfolio turnover rate...............            3.47%                 9.18%
------------------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

 BB&T VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002

 1.  ORGANIZATION:

    The Variable Insurance Funds (the "Trust") were organized on July 20, 1994, and are registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end investment company established as a Massachusetts business trust.

    The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. The Trust presently offers shares of the BB&T Growth and Income Fund, the BB&T Capital Manager Aggressive Growth Fund, the BB&T Large Company Growth Fund and the BB&T Capital Appreciation Fund (referred to individually as a "Fund" and collectively as the "Funds"). Shares of the Funds are offered through variable annuity contracts offered through the separate accounts of participating insurance companies, as well as other eligible purchasers.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The BB&T Capital Manager Aggressive Growth Fund seeks its investment objective of capital appreciation by investing solely in a diversified portfolio of mutual funds offered by the BB&T Funds, an affiliated open-end investment company (the "Underlying Funds"). The Fund purchases shares of the Underlying Funds at net asset value and without sales charge.

    SECURITIES VALUATION--Exchange listed securities are valued at the closing sales price on the exchange on the day of computation, or, if there have been no sales during such day, at the latest bid quotation. Unlisted securities are valued at their latest bid quotation in their principal market. If no such bid price is available, then such securities are valued in good faith at their respective fair market values using methods determined by or under the supervision of the Board of Trustees. Portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates current value. Investments in the BB&T Capital Manager Aggressive Growth Fund are valued at their net asset value as reported by the Underlying Funds.

    SECURITIES TRANSACTIONS AND RELATED INCOME--Securities transactions are accounted for on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

    REPURCHASE AGREEMENTS--The Funds may acquire repurchase agreements from member banks of the Federal Deposit Insurance Corporation and from registered broker/dealers that BB&T Asset Management, Inc. ("BB&T") deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying collateral. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price, including accrued interest. Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

    DIVIDENDS AND DISTRIBUTIONS--Dividends from net investment income are declared and paid quarterly for the Funds. Distributable net realized gains, if any, are declared and distributed at least annually.

    The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e., reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

    FEDERAL INCOME TAXES--It is the Funds' policy to continue to comply with the requirement of the Internal Revenue Code applicable to regulated investment companies and to distribute timely, all of its net investment company taxable income and net capital gains to

 BB&T VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

    shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains earned on foreign investments at various rates. Where available, the Funds will file for claims on foreign taxes withheld.

    OTHER--Expenses that are directly related to a Fund are charged directly to that Fund, while general Trust expenses are allocated to the Funds of the Trust based on their relative net assets or another appropriate method.

 3.  PURCHASES AND SALES OF SECURITIES:

    Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 2002 are as follows:

                                                  PURCHASES      SALES
                                                 -----------  -----------
       BB&T Growth and Income Fund.............  $14,223,855  $10,623,856
       BB&T Capital Appreciation Fund..........   12,583,910   10,319,682
       BB&T Large Company Growth Fund..........   10,531,669    8,816,851
       BB&T Capital Manager Aggressive Growth
        Fund...................................    2.978,000      525,000

 4.  RELATED PARTY TRANSACTIONS:

    Investment advisory services are provided to the Funds by BB&T. Under the terms of the investment advisory agreement, BB&T is entitled to receive fees based on a percentage of the average daily net assets of the Funds. These fees are accrued daily and payable on a monthly basis.

    Information regarding these transactions is as follows for the period ended December 31, 2002:

                                                           ANNUAL FEE RATE
                                                           ---------------
       BB&T Growth and Income Fund.......................          0.74%
       BB&T Capital Appreciation Fund....................          0.74%
       BB&T Large Company Growth Fund....................          0.74%
       BB&T Capital Manager Aggressive Growth Fund.......          0.25%

    BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio Limited Partnership, and BISYS Fund Services Ohio, Inc. ("BISYS Ohio") are subsidiaries of the BISYS Group, Inc. BISYS, with whom certain trustees and officers of the Trust are affiliated, serves the Trust as distributor. Such officers and trustees are paid no fees directly by the Trust for serving as officers of the Trust. BISYS Ohio serves the Funds as administrator, fund accountant, and transfer agent. BISYS Ohio receives compensation for providing administration, fund accounting, and transfer agency services at fees computed daily as a percentage of the average net assets of the Funds. These fees are accrued daily and payable on a monthly basis.

    Information regarding these transactions is as follows for the year ended December 31, 2002:

                                                           ANNUAL FEE RATE
                                                           ---------------
       BB&T Growth and Income Fund.......................          0.20%
       BB&T Capital Appreciation Fund....................          0.20%
       BB&T Large Company Growth Fund....................          0.20%
       BB&T Capital Manager Aggressive Growth Fund.......          0.07%

    BISYS, an Ohio Limited Partnership and BISYS Ohio are subsidiaries of The BISYS Group, Inc.

    The Trust has adopted a Variable Contract Owner Servicing Plan (the "Service Plan") under which the Funds may pay a fee computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets of the Fund. A servicing agent may periodically waive all or a portion of its servicing fees. For the year ended December 31, 2002, the Funds did not participate in any service plans.

 5.  CHANGE OF AUDITORS (UNAUDITED)

    On November 20, 2002, the Board of Trustees of the Funds approved the decision to change independent accountants and engage KPMG LLP as its new independent accountants as of that date.

 6.  FEDERAL TAX INFORMATION

    At December 31, 2002, the following Funds had net realized loss carryforwards to offset future net realized gains, if any, to the extent provided by the Treasury regulations:

                                                   AMOUNT    EXPIRES
                                                 ----------  -------
       BB&T Growth and Income Fund.............  $2,260,966    2009
       BB&T Growth and Income Fund.............   3,680,446    2010
       BB&T Capital Appreciation Fund..........     148,502    2009
       BB&T Capital Appreciation Fund..........   1,706,541    2010
       BB&T Large Company Growth Fund..........      10,921    2009
       BB&T Large Company Growth Fund..........   1,749,506    2010
       BB&T Capital Manager Aggressive Growth
        Fund...................................     121,092    2010

 BB&T VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------

 7.  OTHER FEDERAL TAX INFORMATION (UNAUDITED)

    The tax characteristics of dividends paid to shareholders during the fiscal year ended December 31, 2002, were as follows:

                                  DISTRIBUTIONS PAID FROM
                                  -----------------------
                                                  NET          TOTAL           TAX          TAX         TOTAL
                                   ORDINARY    LONG-TERM      TAXABLE        EXEMPT      RETURN OF  DISTRIBUTIONS
                                    INCOME       GAINS     DISTRIBUTIONS  DISTRIBUTIONS   CAPITAL       PAID
                                  -----------  ----------  -------------  -------------  ---------  -------------
       BB&T Growth and Income
        Fund....................  $1,057,349    $ --        $1,057,349       $--           $--       $1,057,349
       BB&T Capital Manager
        Aggressive Growth
        Fund....................       7,481     214,776       222,257       --            --           222,257

    As of December 31, 2002, the components of accumulated earnings (deficit) on a tax basis was as follows:

                                  UNDISTRIBUTED  UNDISTRIBUTED
                                    ORDINARY       LONG TERM                             ACCUMULATED                       TOTAL
                                   INCOME/TAX       CAPITAL                              CAPITAL AND     UNREALIZED     ACCUMULATED
                                     EXEMPT          GAINS      ACCUMULATED  DIVIDENDS      OTHER       APPRECIATION     EARNINGS
                                     INCOME        (LOSSES)      EARNINGS     PAYABLE       LOSSES     (DEPRECIATION)    (DEFICIT)
                                  -------------  -------------  -----------  ----------  ------------  --------------  -------------
       BB&T Growth and Income
        Fund....................    $322,848        $--          $322,848    $(322,848)  $(6,278,293)   $(7,057,950)   $(13,336,243)
       BB&T Capital Appreciation
        Fund....................      --            --             --           --        (2,063,887)       436,917      (1,626,970)
       BB&T Large Company Growth
        Fund....................      --            --             --           --        (1,810,832)      (816,816)     (2,627,648)
       BB&T Capital Manager
        Aggressive Growth
        Fund....................      24,138        --             24,138      (24,138)     (152,139)    (4,975,648)     (5,127,787)

    For corporate shareholders, the following percentages of the total ordinary income distributions paid during the fiscal year ended December 31, 2002 qualify for the corporate dividends received deduction for the following fund:

                                                           PERCENTAGE
                                                           ----------
       BB&T Growth and Income Fund.......................       100%
       BB&T Capital Manager Aggressive Growth Fund.......       100%

    Realized and foreign currency losses, if any, incurred after October 31, within a Fund's fiscal year, are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Fund incurred and will elect to defer such realized losses and foreign currency losses:

                                                           POST-OCTOBER
                                                              LOSSES
                                                           ------------
       BB&T Growth and Income Fund.......................    $336,881
       BB&T Capital Appreciation Fund....................     208,844
       BB&T Large Company Growth Fund....................      50,405
       BB&T Capital Manager Aggressive Growth Fund.......      31,047

                          INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of BB&T Variable Insurance Funds:

We have audited the accompanying statements of assets and liabilities of BB&T Variable Insurance Funds -- BB&T Growth and Income Fund, BB&T Capital Appreciation Fund, BB&T Large Company Growth Fund and BB&T Capital Manager Aggressive Growth Fund (collectively, the Funds), including the schedules of portfolio investments, as of December 31, 2002, and the related statements of operations, changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The accompanying statements of changes in net assets and financial highlights for the periods ended December 31, 2001 and prior were audited by other auditors whose report thereon dated February 15, 2002, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of December 31, 2002, by confirmation with the custodian, correspondence with brokers and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds at December 31, 2002, the results of their operations, changes in their net assets and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 14, 2003

 BB&T VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------
TRUSTEES (UNAUDITED):

Overall responsibility for management of the Funds rests with its Board of Trustees, who are elected by the Shareholders of the Funds. The Trustees elect the officers of the Funds to supervise actively its day-to-day operations. The names of the Trustees, their addresses, ages, length of tenure, principal occupations during the past five years, number of portfolios overseen and directorships held outside of the Funds are set forth below.

                                                                                              NUMBER OF
                                                                                              PORTFOLIOS
                                                                          PRINCIPAL            IN FUND
                          POSITION(S) HELD                               OCCUPATION            COMPLEX           DIRECTORSHIPS
                              WITH THE      TERM OF OFFICE/LENGTH        DURING THE            OVERSEEN         HELD OUTSIDE THE
NAME AND ADDRESS              BB&T VIF          OF TIME SEVED           PAST 5 YEARS          BY TRUSTEE         FUND COMPLEX*
----------------          ----------------  ---------------------  -----------------------  --------------  ------------------------
NON-INTERESTED TRUSTEES

Michael M. Van Buskirk         Trustee          Indefinite         Chief Executive                53        J.A. Jones, Inc.
Ohio Bankers Association                     4/97 to present       Officer, Ohio Bankers                    Amsouth Mutual Funds
37 West Broad St.                                                  Assoc. (industry trade
Suite 1001                                                         association)--5/91 to
Columbus, OH,43215                                                 present
Birthdate: 2/22/1947

James H. Woodward              Trustee          Indefinite         Chancellor, University         25        Coventry Corporation
Chancellor of The                            4/97 to present       of North Carolina at
University of                                                      Charlotte--7/89 to
North Carolina at                                                  present
Charlotte
Reese Administration
Building
Birthdate: 11/24/1939
INTERESTED TRUSTEES

Walter B. Grimm (1)            Trustee          Indefinite         Employee of BISYS Fund         25        1st Source Monogram Fund
3435 Stelzer Road                            4/97 to present       Services--6/92 to                        American Performance
Columbus, OH 43219                                                 present                                  Brenton Mutual Funds
Birthdate: 6/30/1945                                                                                        Counter Bond Fund
                                                                                                            Kensington Funds
                                                                                                            Performance Funds Trust
                                                                                                            The Shelby Funds
                                                                                                            United American Cash
                                                                                                            Reserves
                                                                                                            UST of Boston

------------------------------

  *  Not reflected in prior column.
(1) Mr. Grimm has been deemed to be an "interested person," as defined by the Investment Company Act of 1940, because of his employment with BISYS Fund Services